Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company at December 31:
	2021			2020
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$12,350	$–	$–	$8,400	$–	$–
Pay fixed/receive floating swaps	16,650	–	–	100	–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	3,250	–	–
Net investment hedges
Foreign exchange forward contracts	793	–	4	815	–	3
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	9,322	10	16	18,356	73	5
Sell	29,348	25	27	39,416	48	157
Options
Purchased	18,570	256	–	11,610	121	–
Written	9,662	52	231	12,843	202	198
Receive fixed/pay floating swaps	9,653	–	–	11,971	–	–
Pay fixed/receive floating swaps	7,033	–	–	8,616	–	–
Foreign exchange forward contracts	735	2	6	633	1	2
Equity contracts	209	5	–	172	3	–
Other (a)	1,792	–	125	1,879	1	183
Total	$116,117	$350	$409	$118,061	$449	$548
(a)
Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value and fair value of $1.8 billion and $125 million at December 31, 2021, respectively, compared to $1.8 billion and $182 million at December 31, 2020, respectively. In addition, includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $4 million at December 31, 2021, and $47 million at December 31, 2020.

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company at December 31:
	2021			2020
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Interest rate contracts
Receive fixed/pay floating swaps	$178,701	$2,007	$438	$156,886	$3,782	$99
Pay fixed/receive floating swaps	174,176	134	670	150,011	2	1,239
Other (a)	16,267	1	2	16,308	6	3
Options
Purchased	89,679	194	36	74,109	111	46
Written	85,211	36	176	69,941	46	81
Futures
Buy	3,607	–	–	2,775	–	–
Sell	3,941	–	–	4,090	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	89,321	1,145	1,143	90,837	1,590	1,565
Options
Purchased	805	19	–	519	14	–
Written	805	–	19	519	–	14
Credit contracts	9,331	1	5	10,355	1	7
Total	$651,844	$3,537	$2,489	$576,350	$5,552	$3,054
(a) Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings
(net-of-tax)
for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2021	2020	2019	2021	2020	2019

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$94	$(145)	$(171)	$(10)	$(7)	$(8)
Net investment hedges
Foreign exchange forward contracts	19	(21)	3	–	–	–
Non-derivative debt instruments	84	(90)	13	–	–	–
Note:The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.

Effect of Fair Value and Cash Flow Hedge Accounting Included in Interest Expense on Consolidated Statement of Income

The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:
	Interest Income			Interest Expense
(Dollars in Millions)	2021	2020	2019	2021	2020	2019
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$13,487	$14,840	$17,494	$993	$2,015	$4,442

Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	17	1	–	232	(134)	(44)
Hedged items	(19)	(1)	–	(232)	134	44
Cash flow hedges
Interest rate contract derivatives	–	–	–	14	10	11
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $53 million and $41 million into earnings during the years ended December 31, 2021 and 2020, respectively, as a result of realized cash flows on discontinued cash flow hedges. The Company did not reclassify gains or losses into earnings as a result of realized cash flows on discontinued cash flow hedges during the year ended December 31, 2019. No amounts were reclassified into earnings on discontinued cash flow hedges because it is probable the original hedged forecasted cash flows will not occur.

Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges

The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities designated in fair value hedges:
	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment (a)
At December 31 (Dollars in Millions)	2021	2020	2021	2020
Line Item in the Consolidated Balance Sheet
Available-for-sale investment securities	$16,445	$99	$(26)	$(1)
Long-term debt	12,278	8,567	585	903
(a) The cumulative hedging adjustment related to discontinued hedging relationships on available-for-sale
investment securities and long-term debt was $(6) million and $640 million, respectively, at December 31, 2021. The cumulative hedging adjustment related to discontinued hedging relationships on long-term debt was $726 million at December 31, 2020.

Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:
(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2021	2020	2019

Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue/ other noninterest income	$511	$82	$34
Purchased and written options	Mortgage banking revenue	527	1,527	432
Swaps	Mortgage banking revenue	(197)	598	316
Foreign exchange forward contracts	Other noninterest income	1	3	(24)
Equity contracts	Compensation expense	7	3	—
Other	Other noninterest income	5	(70)	(140)

Customer-Related Positions
Interest rate contracts
Swaps	Commercial products revenue	110	135	82
Purchased and written options	Commercial products revenue	(5)	(8)	10
Futures	Commercial products revenue	3	(18)	(5)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	93	78	82
Purchased and written options	Commercial products revenue	1	1	1
Credit contracts	Commercial products revenue	(7)	(32)	(18)